CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income (Loss)	$ 73,721	$ (30,940)
Other Comprehensive Income (Loss)
Translation Differences	(216)	(303)
Total Other Comprehensive Income (Loss)	(216)	(303)
Total Comprehensive Income (Loss)	$ 73,505	$ (31,243)